Fees Summary	Aug. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 70,963,000
Previously Paid Amount	0.00
Total Fee Amount	10,864.44
Total Offset Amount	0.00
Net Fee	10,864.44
Narrative - Max Aggregate Offering Price	$ 70,963,000
Final Prospectus	true